Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Firefly Aerospace Inc. 2025 Omnibus Incentive Plan
Amount Registered | shares	28,932,000
Proposed Maximum Offering Price per Unit	44.85
Maximum Aggregate Offering Price	$ 1,297,600,200.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 198,662.59
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock") which become issuable under the Firefly Aerospace Inc. 2025 Omnibus Incentive Plan ("Incentive Plan"), the Firefly Aerospace Inc. 2025 Employee Stock Purchase Plan (the "ESPP") and the Firefly Aerospace Inc. 2017 Stock Plan ("2017 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (2) Includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Incentive Plan, which include shares of Common Stock that may again become available for delivery with respect to awards under the Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Incentive Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $44.85 per share represents the average of the high and low sales prices of the Registrant's Common Stock on the Nasdaq Global Market on August 26, 2025, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Firefly Aerospace Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	3,853,000
Proposed Maximum Offering Price per Unit	44.85
Maximum Aggregate Offering Price	$ 172,807,050.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,456.76
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock") which become issuable under the Firefly Aerospace Inc. 2025 Omnibus Incentive Plan ("Incentive Plan"), the Firefly Aerospace Inc. 2025 Employee Stock Purchase Plan (the "ESPP") and the Firefly Aerospace Inc. 2017 Stock Plan ("2017 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (4) Includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the ESPP, which include shares of Common Stock that may again become available for delivery with respect to awards under the ESPP pursuant to the share counting, share recycling and other terms and conditions of the ESPP. (5) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $44.85 per share represents the average of the high and low sales prices of the Registrant's Common Stock on the Nasdaq Global Market on August 26, 2025, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to options outstanding under the Firefly Aerospace Inc 2017 Stock Plan
Amount Registered | shares	15,586,881
Proposed Maximum Offering Price per Unit	1.31
Maximum Aggregate Offering Price	$ 20,418,814.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,126.12
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock") which become issuable under the Firefly Aerospace Inc. 2025 Omnibus Incentive Plan ("Incentive Plan"), the Firefly Aerospace Inc. 2025 Employee Stock Purchase Plan (the "ESPP") and the Firefly Aerospace Inc. 2017 Stock Plan ("2017 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (6) Represents 17,230,638 shares of the Registrant's Common Stock issuable upon the exercise of options granted under the 2017 Plan. To the extent that, on or after the effectiveness of the Incentive Plan, any shares subject to awards under the 2017 Stock Plan expire or otherwise terminate without having been exercised or issued in full, are tendered to or withheld by the Registrant for payment of an exercise price or for satisfying tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Common Stock subject to such awards will become available for issuance under the Incentive Plan. (7) Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.31 per shared (rounded up to the nearest cent), the weighted average exercise price at which the outstanding stock options granted under the 2017 Stock Plan may be exercised.